Commitments (Tables)	12 Months Ended
Dec. 31, 2013
Future Minimum Rental Lease Payments	Future minimum rental lease payments under non-cancellable operating leases agreements are as follows:

Year 2014	$1,722
Year 2015 and thereafter	315

$2,037

Capital Commitments for Construction of Property and Purchase of Property, Plant and Equipment	As of December 31, 2013, capital commitments for construction of property and purchase of property, plant and equipment are as follows:

Year 2014	$71,316
Year 2015 and thereafter	8,259

$79,575